Preferred Stock (Number of Shares of Preferred Stock Issued and Outstanding) (Detail) - shares	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Class of Stock [Line Items]
Outstanding at beginning of fiscal year		156,001,000
Net change		(156,001,000)
Outstanding at end of fiscal year
Class 5 Preferred Stock [Member]
Class of Stock [Line Items]
Outstanding at beginning of fiscal year		156,000,000
Net change		(156,000,000)
Outstanding at end of fiscal year
Class 11 Preferred Stock [Member]
Class of Stock [Line Items]
Outstanding at beginning of fiscal year		1,000
Net change		(1,000)
Outstanding at end of fiscal year